COST OF REVENUE (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Cost Of Revenue
SCHEDULE OF COST OF REVENUE

The Company’s cost of revenue is summarized as follows:

	Three months ended
	June 30,
	2025	2024
Cost of Revenue from POCs and software implementation	$184,061	$-
Cost of Revenue from SaaS	-	-
	$184,061	$-

The Company’s cost of revenue is summarized as follows:

	Year ended
	March 31,
	2025	2024
Cost of Revenue from POCs and software implementation	$145,000	$714,458
Cost of Revenue from SaaS	-	984,712
Provision for estimated loss on contract	486,691	-
	$631,691	$1,699,170